Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of subsidiaries
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Property (Location)	Name	December 31, 2025	December 31, 2024	Type of Arrangement	Accounting Method
Côté Gold mine (Canada)	Côté Gold division[1,2]	70%	70%	Division	Proportionate share
Westwood complex (Canada)	Westwood division[1]	100%	100%	Division	Consolidation
Essakane mine (Burkina Faso)	IAMGOLD Essakane S.A. ("Essakane S.A.")	85%	90%	Subsidiary	Consolidation
Nelligan Mining Complex (Canada)	Northern Superior Resources Inc.	100%	—%	Subsidiary	Consolidation
	Mines D'Or Orbec Inc.	100%	—%	Subsidiary	Consolidation
	Vanstar Resources Inc.[3] ("Vanstar")	—%	100%	Subsidiary	Consolidation
1.Part of IAMGOLD Corporation. The Westwood division includes the closed Doyon mine ("Doyon").
2.During 2022, the Company's interest was diluted to 60.3% and returned to 70% on November 30, 2024 as part of the SMM funding arrangement described in note 7. A third party holds a 7.5% gross margin interest in the mineral tenure comprising the project.
3.On February 13, 2024, the Company acquired all of the issued and outstanding common shares of Vanstar (note 5). Vanstar owned a 25% interest in the Nelligan Gold project, with the remaining 75% interest owned by IAMGOLD Corporation.
Disclosure of joint ventures
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Property (Location)	Name	December 31, 2025	December 31, 2024	Type of Arrangement	Accounting Method
Côté Gold mine (Canada)	Côté Gold division[1,2]	70%	70%	Division	Proportionate share
Westwood complex (Canada)	Westwood division[1]	100%	100%	Division	Consolidation
Essakane mine (Burkina Faso)	IAMGOLD Essakane S.A. ("Essakane S.A.")	85%	90%	Subsidiary	Consolidation
Nelligan Mining Complex (Canada)	Northern Superior Resources Inc.	100%	—%	Subsidiary	Consolidation
	Mines D'Or Orbec Inc.	100%	—%	Subsidiary	Consolidation
	Vanstar Resources Inc.[3] ("Vanstar")	—%	100%	Subsidiary	Consolidation
1.Part of IAMGOLD Corporation. The Westwood division includes the closed Doyon mine ("Doyon").
2.During 2022, the Company's interest was diluted to 60.3% and returned to 70% on November 30, 2024 as part of the SMM funding arrangement described in note 7. A third party holds a 7.5% gross margin interest in the mineral tenure comprising the project.
3.On February 13, 2024, the Company acquired all of the issued and outstanding common shares of Vanstar (note 5). Vanstar owned a 25% interest in the Nelligan Gold project, with the remaining 75% interest owned by IAMGOLD Corporation.